DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Provision For Dividends	$ 182,040
Dividends paid, ordinary shares	$ 142,256